Consolidated Statements of Operations (Unaudited) ¥ in Millions		6 Months Ended
		Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares
TOTAL REVENUE	[1]	$ 18,078,547	$ 14,078,009
TOTAL COST		13,937,855	10,203,109
GROSS PROFIT		4,140,692	3,874,900
Administrative expenses		2,781,775	3,750,087
Research and development expenses		1,224,244	1,585,894
Selling expenses		259,029	215,152
(LOSS) FROM OPERATIONS		(124,356)	(1,676,233)
Subsidy income		43,641	142,324
Income (loss) from long-term investments		70,968	(836)
Other income (loss), net		954,447	40,767
Interest expense and debt discounts, net of interest income		(350,609)	(261,812)
Income (loss) before income taxes		594,091	(1,755,790)
Income tax expense		(5,347)	(34,513)
Net income (loss) from continuing operations		588,744	(1,790,303)
Net income (loss) from discontinued operations			(18,727)
NET INCOME (LOSS)		588,744	(1,809,030)
Less: Net income (loss) attributable to the non-controlling interest
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	[2]	$ 588,744	$ (1,809,030)
Income (loss) per share – Basic and Diluted*
Basic | $ / shares	[3]	$ 0.13	$ (1.09)
Diluted | $ / shares	[3]	0.13	(1.09)
DISCONTINUED OPERATIONS
Basic | $ / shares	[3]		(0.01)
Diluted | $ / shares	[3]		(0.01)
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO THE COMPANY*
Basic | $ / shares	[2],[3]	0.13	(1.10)
Diluted | $ / shares	[2],[3]	$ 0.13	$ (1.10)
Product [Member]
TOTAL REVENUE		$ 11,242,840	$ 8,074,534
TOTAL COST		10,276,804	7,386,299
Products Related Parties [Member]
TOTAL REVENUE		133,832	71,420
Software [Member]
TOTAL REVENUE		4,007,671	3,777,209
TOTAL COST		1,282,985	1,711,442
Advertising [Member]
TOTAL REVENUE		2,568,614	1,316,932
TOTAL COST		2,376,672	1,090,137
Product and Service, Other [Member]
TOTAL REVENUE		124,630	835,555
TOTAL COST		1,394	15,231
Other Related Parties [Member]
TOTAL REVENUE		$ 960	$ 2,359

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[3]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.